UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2010
                                                   -------------

Check here if Amendment     [  ] Amendment Number: ________________
    This Amendment:         [  ] is a restatement.
                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:        Nexus Investment Management Inc.
Address:     120 Adelaide Street West, Suite 1010
             Toronto, Ontario
             Canada  M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

      /s/ R. Denys Calvin          Toronto, Ontario          July 20, 2010
      -------------------          ----------------          -------------
            Signature                 City, State                Date


Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             Nil
                                           ----------

Form 13F Information Table Entry Total:        44
                                           ----------

Form 13F Information Table Value Total:     259,928
                                           ----------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None


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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION        COM            060505104      601   41,800 SH       SOLE                   X      0    0
BANK MONTREAL QUE                  COM            063671101      264    4,850 SH       SOLE                   X      0    0
BANK NOVA SCOTIA HALIFAX           COM            064149107   17,971  388,588 SH       SOLE                   X      0    0
BCE INC                            COM NEW        05534B760      791   27,007 SH       SOLE                   X      0    0
BROOKFIELD ASSET MGMT INC          CL A LTD VT SH 112585104      515   22,671 SH       SOLE                   X      0    0
BROOKFIELD INFRAST PARTNERS LP INT UNIT           G16252101    7,693  484,520 SH       SOLE                   X      0    0
CAE INC                            COM            124765108    6,600  758,400 SH       SOLE                   X      0    0
CANADIAN NATL RY CO                COM            136375102      215    3,740 SH       SOLE                   X      0    0
CANADIAN NAT RES LTD               COM            136385101      406   12,200 SH       SOLE                   X      0    0
CENOVUS ENERGY INC                 COM            15135U109    4,900  189,683 SH       SOLE                   X      0    0
CISCO SYS INC                      COM            17275R102    6,476  303,875 SH       SOLE                   X      0    0
COVIDIEN PLC                       SHS            G2554F105    6,479  161,255 SH       SOLE                   X      0    0
CVS CAREMARK CORPORATION           COM            126650100    6,402  218,350 SH       SOLE                   X      0    0
DANAHER CORP DEL                   COM            235851102    1,069   28,800 SH       SOLE                   X      0    0
DAVITA INC                         COM            23918K108    7,017  112,375 SH       SOLE                   X      0    0
ENBRIDGE INC                       COM            29250N105   16,090  344,198 SH       SOLE                   X      0    0
ENCANA CORP                        COM            292505104    5,587  183,783 SH       SOLE                   X      0    0
FORD MTR CO DEL                    COM PAR $0.01  345370860      504   50,000 SH       SOLE                   X      0    0
HEWLETT PACKARD CO                 COM            428236103    5,710  131,925 SH       SOLE                   X      0    0
IESI BFC LTD                       COM            44951D108   11,567  577,875 SH       SOLE                   X      0    0
JPMORGAN CHASE & CO                COM            46625H100      351    9,600 SH       SOLE                   X      0    0
LINCARE HLDGS INC                  COM            532791100    7,995  245,913 SH       SOLE                   X      0    0
NASH FINCH CO                      COM            631158102      547   16,000 SH       SOLE                   X      0    0
NEXEN INC                          COM            65334H102      809   41,000 SH       SOLE                   X      0    0
PFIZER INC                         COM            717081103    6,411  449,550 SH       SOLE                   X      0    0
PIONEER NAT RES CO                 COM            723787107      327    5,500 SH       SOLE                   X      0    0
PRICE T ROWE GROUP INC             COM            74144T108    1,163   26,200 SH       SOLE                   X      0    0
RESEARCH IN MOTION LTD             COM            760975102    5,813  117,810 SH       SOLE                   X      0    0
ROGERS COMMUNICATIONS INC          CL B           775109200   12,215  372,486 SH       SOLE                   X      0    0
ROYAL BK CDA MONTREAL QUE          COM            780087102   18,774  392,742 SH       SOLE                   X      0    0
SPDR GOLD TRUST GOLD               SHS            78463V107      341    2,800 SH       SOLE                   X      0    0
SUN LIFE FINL INC                  COM            866796105      312   11,819 SH       SOLE                   X      0    0
SUNCOR ENERGY INC NEW              COM            867224107   12,467  422,054 SH       SOLE                   X      0    0
TALISMAN ENERGY INC                COM            87425E103    8,386  552,445 SH       SOLE                   X      0    0
TECK RESOURCES LTD                 CL B           878742204    1,054   35,500 SH       SOLE                   X      0    0
TELUS CORP NON-VTG                 SHS            87971M202   11,097  305,551 SH       SOLE                   X      0    0
SMUCKER J M CO                     COM NEW        832696405    7,518  124,850 SH       SOLE                   X      0    0
THOMSON REUTERS CORP               COM            884903105    8,082  224,976 SH       SOLE                   X      0    0
TIM HORTONS INC                    COM            88706M103    7,042  219,150 SH       SOLE                   X      0    0
TORONTO DOMINION BK ONT            COM NEW        891160509   22,268  342,375 SH       SOLE                   X      0    0
TRANSCANADA CORP                   COM            89353D107   10,738  319,810 SH       SOLE                   X      0    0
WALTER ENERGY INC                  COM            93317Q105    5,045   82,905 SH       SOLE                   X      0    0
WELLS FARGO & CO NEW               COM            949746101      689   26,900 SH       SOLE                   X      0    0
WESTERN DIGITAL CORP               COM            958102105    3,627  120,275 SH       SOLE                   X      0    0
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